Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
Disclosure of detailed information about related parties outstanding balances
The balances as at December 31, 2021 and 2020 were as follows:

	December 31,	December 31,

	2021	2020

Payable De Beers Canada Inc. as the operator of the GK Mine*	$2,732	$2,789

Payable to De Beers Canada Inc. for interest on letters of credit	99	550

Revolving credit facility with Dunebridge Worldwide Ltd.**	-	31,813

Payable to key management personnel	67	158
*included	in accounts payable and accrued liabilities

**does	not include $318 of unamortized deferred transaction costs and issuance discount

Disclosure of transactions between related parties
The transactions for the years ended December 31, 2021 and 2020 were as follows:

	Year ended	Year ended

	December 31, 2021	December 31, 2020

The total of the transactions:

International Investment and Underwriting	$120	$23

Remuneration to key management personnel	3,329	1,875

Upside revenue on diamonds sold to Dunebridge Worldwide Ltd.	10,399	-

Diamonds sold to Dunebridge Worldwide Ltd.	-	66,671

Diamonds sold to De Beers Canada Inc.	10,338	12,610

Diamonds purchased from De Beers Canada Inc.	14,990	11,523

Finance costs incurred from De Beers Canada Inc.	135	198

Finance costs incurred from Dunebridge Worldwide Ltd.	5,882	852

Assets purchased from De Beers Canada Inc.	-	42

Management fee charged by the Operator of the GK Mine	4,763	4,368

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities
The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2021 and 2020 were as follows:

	Year ended	Year ended

	December 31, 2021	December 31, 2020

Consulting fees, payroll, director fees, bonus and other short-term benefits	$2,982	$1,357

Share-based payments	467	541

	$3,449	$1,898